Stockholders' Equity - Schedule of Warrants Outstanding (Details) - Warrant [Member] - $ / shares	3 Months Ended
	Aug. 31, 2016	May 19, 2016
Exercise Price	$ 1.20
Number of Warrants Outstanding	253,131
Expiration Date	2021-08